11. LOANS RECEIVABLE: Schedule of Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Loans Receivable

	Notes	2020	2019
Advances to PharmaCo Inc.		$11,084,278	$4,381,329
Promissory note receivable from PharmaCo Inc.		32,627,616	30,648,517
Promissory note acquired with RTO	5	4,231,664	-
Accrued interest on promissory note acquired with RTO	5	686,288	-
Net receivable from sellers of Platinum Vape	6	3,046,777	-
Settlement of pre-existing relationship in MAG acquisition	6	-	1,474,551
Total		$51,676,623	$36,504,397